Annual Total Returns - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI International Quality Index Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	May 12, 2020
Fidelity SAI International Quality Index Fund
Bar Chart Table:
Annual Return 2021	14.00%
Annual Return 2022	(17.13%)